Business Combinations and Disposals (Tables)	12 Months Ended
Dec. 31, 2024
Business Combinations and Disposals [Abstract]
Summary of Preliminary Estimate of Fair Value of Net Assets Acquired and Reconciliation of Cash Flows
The final allocation of the purchase price to the fair value of the net assets acquired is as follows:

	2022
Other current assets, including cash acquired of Ps. 1,971	Ps.	2,988
Clients		2,581
Inventories		2,967
Right of use assets		21,299
Trademark rights		8,699
Franchise contracts		447
Other non-current assets		7,581
Total assets		46,562
Deferred tax liability		(1,325)
Other liabilities		(35,055)
Net assets acquired		10,182
Goodwill arising on acquisition		12,966
Total consideration transferred		23,148
Cash acquired		(1,971)
Net cash paid		21,177

(1) In 2022 the PPA was pending finalization, as the allocation of the value in the assets was still in process, As a result of the purchase price allocation which was finalized in 2023, additional fair value adjustments were recognized in 2023 as follows: an increase in the fair value of total assets of Ps. 10,482 (from which Ps. 7,617 are trademark rights as indefinite life intangible assets, Ps. 447 are franchise contracts, Ps. 2,743 are right of use asset and Ps. 325 are other non-current assets), a related deferred tax liability for Ps. 1,887 and a decrease in goodwill of Ps. 7,395. Trademark rights and goodwill both included in the same financial statement caption, indefinite life intangibles. The Company did not retrospectively adjust the provisional amounts recognized in the statement of financial position and the income statement (amortization for definite life intangibles) at the acquisition date given the amounts recognized in the current period are insignificant.
The preliminary allocation of the purchase price to the fair value of the net assets acquired is as follows:

	2024
Other current assets, including cash acquired of Ps. 166	Ps.	191
Inventories		762
Property, plant and equipment		3,133
Right-of-use assets		555
Other intangible assets		1,216
Total assets		5,857
Total liabilities		(910)
Net assets acquired		4,948
Goodwill pending of allocation		2,735
Total consideration transferred		7,683
Cash acquired		(166)
Net cash paid	Ps.	7,517
The final allocation of the purchase price to the fair value of the net assets acquired is as follows:

	2022
Current assets, including cash acquired of Ps. 5	Ps.	132
Accounts receivable		1,252
Inventory		1,206
Customer relationships		3,893
Trademark rights		8
Total non-current assets		860
Total assets		7,351
Total liabilities		(2,104)
Net assets acquired		5,247
Goodwill arising on acquisition		2,138
Total consideration transferred		7,385
Cash acquired		(5)
Net cash paid (2)		7,380

(1) In 2022 the PPA was pending finalization, as the allocation of the value in the assets was still in process, As a result of the purchase price allocation which was finalized in 2023, additional fair value adjustments were recognized in 2023 as follows: an increase in total net assets of Ps. 4,635 (from which Ps. 3,893 are customer relationships and Ps. 8 are trademark rights), and a decrease in goodwill of Ps. 3,824. Trademark rights and goodwill both included in the same financial statement caption, indefinite life intangibles. The Company did not retrospectively adjust the provisional amounts recognized in the statement of financial position and the income statement (amortization for definite life intangibles) at the acquisition date given the amounts recognized in the current period are insignificant.
(2) Cash flow from this acquisition is included as part of discontinued operations on the consolidated statements of cash flows.
The final allocation of the purchase price to the fair value of the net assets acquired is as follows:

	2023
Total current assets, including cash acquired of Ps. 39	Ps.	271
Customer relationships		188
Trademark rights		26
Technology cost		145
Total non-current assets		97
Total assets		727
Total liabilities		(223)
Net assets acquired		504
Goodwill arising on acquisition		3,918
Total consideration transferred		4,422
Earn out		(596)
Cash acquired		(39)
Net cash paid	Ps.	3,787
The final allocation of the purchase price to the fair value of the net assets acquired is as follows:

	2022
Total current assets, including cash acquired of Ps. 104	Ps.	615
Total non-current assets		972
Distribution rights		894
Total assets		2,481
Total liabilities		(731)
Net assets acquired		1,750
Goodwill arising on acquisition		197
Total consideration transferred		1,947
Consideration not paid on acquisition date		(186)
Consideration paid in acquisition date, net		1,761
Cash acquired of CVI		(104)
Net cash paid	Ps.	1,657
The final allocation of the purchase price to the fair value of the net assets acquired is as follows:

	2022
Total current assets, including cash acquired of Ps. 6	Ps.	463
Total non-current assets		1,238
Total assets		1,701
Total liabilities		(1,055)
Net assets acquired		646
Goodwill arising on acquisition		623
Total consideration transferred		1,269
Cash acquired		(6)
Net cash paid	Ps.	1,263
The final allocation of the purchase price to the fair value of the net assets acquired is as follows:

	2022
Total current assets, including cash acquired of Ps. 85	Ps.	2,103
Customer relationships		1,269
Trademark rights		14
Total non-current assets		909
Total assets		4,295
Total liabilities		(1,535)
Net assets acquired		2,760
Goodwill arising on acquisition		5,443
Total consideration transferred		8,203
Cash acquired		(85)
Net cash paid (2)	Ps.	8,118

(1) In 2022 the PPA was pending finalization, as the allocation of the value in the assets was still in process, As a result of the purchase price allocation which was finalized in 2023, additional fair value adjustments were recognized in 2023 as follows: an increase in total net assets of Ps. 1,783 (from which Ps. 1,269 are customer relationships and Ps. 14 are trademark rights), and a decrease in goodwill of Ps. 1,054. Trademark rights and goodwill both included in the same financial statement caption, indefinite life intangibles. The Company did not retrospectively adjust the provisional amounts recognized in the statement of financial position and the income statement (amortization for definite life intangibles) at the acquisition date given the amounts recognized in the current period are insignificant.
(2) Cash flow from this acquisition is included as part of discontinued operations on the consolidated statements of cash flows.

Summary of Selected Income Statement for Period from Acquisition Date
The income statement information of this acquisition for the period from the acquisition date through December 31, 2022 is as follows:

Income Statement	2022
Total revenues	Ps.	10,064
Income before income taxes		229
Net loss	Ps.	(72)
The income statement information of this acquisition for the period from the acquisition date through December 31,
2024 is as follows:

Income Statement	2024
Total revenues	Ps.	3,672
Loss before income taxes		(5)
Net loss	Ps.	(5)
The income statement information of this acquisition for the period from the acquisition date through December 31,
2022 is as follows:

Income Statement	2022
Total revenues	Ps.	5,718
Income before income taxes		463
Net income	Ps.	463
The income statement information of this acquisition for the period from the acquisition date through December 31,
2023 is as follows:

Income Statement	2023
Total revenues	Ps.	1,527
Income before income taxes		2
Net loss	Ps.	(11)
The income statement information of this acquisition for the period from the acquisition date through December 31,
2022 is as follows:

Income Statement	2022
Total revenues	Ps.	2,635
Income before income taxes		314
Net income	Ps.	204
The income statement information of these acquisitions for the period from the acquisition date through December 31, 2022 is as follows:

Income Statement	2022
Total revenues	Ps.	2,148
Income before income taxes		115
Net income	Ps.	115

Summary of Unaudited Pro Forma Financial Information
Unaudited consolidated pro forma financial data for the acquisitions is as follows:

	For the year ended
	December 31, 2024
Total revenues	Ps.	796,086
Income before income taxes and share of the profit of equity method accounted investees		67,776
Net income		41,465
Basic net controlling interest income per share Series “B”	Ps.	1.39
Basic net controlling interest income per share Series “D”		1.74
Unaudited consolidated pro forma financial data for the acquisitions is as follows:

	For the year ended
	December 31, 2023
Total revenues	Ps.	710,327
Income before income taxes and share of the profit of equity method accounted investees		57,826
Net income		76,622
Basic net controlling interest income per share Series “B”	Ps.	3.27
Basic net controlling interest income per share Series “D”		4.09
Unaudited consolidated pro forma financial data for the acquisitions is as follows:

For the year ended

	December 31, 2022
Total revenues	Ps.	730,624
Income before income taxes and share of the profit of equity method accounted investees		43,318
Net income		34,864
Basic net controlling interest loss per share Series “B”	Ps.	1.20
Basic net controlling interest loss per share Series “D”		1.50

Summary of Income Statement of Discontinued Operations
A summary of the results of the discontinued operation from January 1 to December 31, 2023, corresponding to Heineken's equity method, is shown below:

	December 31, 2023
Proceeds from the sale of shares	Ps.	133,222
Cost of sale of shares		106,273
		26,949
Expenses related to the sale		(430)
Recycling:
Foreign exchange loss of the equity method		(9,235)
Gain on the remeasurement of the value of derivative instruments		738
Employee benefits		(1,247)
Cancellation effects of hedge of foreign net investment (Note 19)		5,763
		(3,981)
Equity method:
Results for the period, net of tax		619
Foreign exchange of the period		(2,141)
		(1,523)
Change in investment recognition:
Gain on revaluation at fair value of the shares		26,820
Taxes
Cancellation of deferred tax asset related to the investment		(4,134)
Tax paid on the sale of shares		(10,697)
Gain on sale of shares reclassified to discontinued operations	Ps.	33,003
The major classes of assets and liabilities classified as held for sale as at December 31, 2024 and 2023 are, as follows:

		2024	2023
Cash	Ps.	977	319
Trade receivables		4,758	6,837
Inventories		324	2,636
Other current assets		625	596
Total Current Assets		6,684	10,387

Property, plant and equipment		2,577	3,830
Right-of-use assets		2,710	2,827
Intangible assets		1,507	6,250
Other assets		917	2,525
Total Assets		14,395	25,819

Lease liabilities		703	674
Operating liabilities		3,099	7,631
Total Current Liabilities		3,802	8,305

Non-current portion lease liabilities		2,329	2,391
Employee benefits		189	479
Other liabilities		632	396
Total Liabilities	Ps.	6,952	11,569
As a result of the transaction, the Company lost control over the businesses described and recognized a gain of disposal of Ps. 4,165, reclassified to discontinued operations.

	December 31, 2024
Proceeds from the sale of shares	Ps.	8,172
Cost of sale of shares		5,063
		3,109
Expenses related to the sale		(65)
Recycling:
Foreign exchange loss		(1,755)
Employee benefits		(21)
		(1,776)
Income of period:
Net Income		3,238

Taxes:
Cancellation of deferred tax		195
Current tax expense		(536)
		(341)

Gain on sale of shares reclassified to discontinued operations	Ps.	4,165
The results of the discontinued operations related to these dispositions, which are all part of the same disposal decision related to the FEMSA Forward strategy, for the years ended are shown below:

		2024		2023		2022
Net sales	Ps.	20,200	Ps.	80,634	Ps.	76,194
Cost of goods sold		17,572		62,275		66,044
Gross profit		2,628		18,359		10,150
Operating profit		1,258		3,997		1,972
Loss before income taxes of discontinued operations		(2,756)		(1,334)		(4,816)
Income taxes		(1,294)		511		(1,120)
Gain on sale of discontinued operations		4,165		59		—
Net income (loss) of the period of discontinued operations (1)	Ps.	115	Ps.	(765)	Ps.	(5,936)

Heineken		—		33,003		7,359
Total discontinued operations	Ps.	115	Ps.	32,238	Ps.	1,423
(1) Includes impairment loss related to Logistics and Distribution for an amount of Ps. 4,879 and Ps. 3,955 in 2024 and 2023, respectively
Disclosure of Non-Current Assets Held For Sale and Discontinued Operations	The major classes of assets and liabilities classified as held for sale as at December 31, 2024 and 2023 are, as follows:

		2024	2023
Cash	Ps.	977	319
Trade receivables		4,758	6,837
Inventories		324	2,636
Other current assets		625	596
Total Current Assets		6,684	10,387

Property, plant and equipment		2,577	3,830
Right-of-use assets		2,710	2,827
Intangible assets		1,507	6,250
Other assets		917	2,525
Total Assets		14,395	25,819

Lease liabilities		703	674
Operating liabilities		3,099	7,631
Total Current Liabilities		3,802	8,305

Non-current portion lease liabilities		2,329	2,391
Employee benefits		189	479
Other liabilities		632	396
Total Liabilities	Ps.	6,952	11,569